Related Party Transactions - Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023
Schedule Of Transactions Occurred With Related Parties Abstract
Interest expense on loans from directors (as part of shareholder loan issue)	$ 298,726	[1]		$ 459,340	[1]	$ 131,684	[2]
Interest paid to commonly controlled entity	284	[1]		764	[1]	764	[2]
Management and consulting services			$ 19,125	9,125	[3]	171,530	[3]
Gain on modification of loans						$ (73,007)

[1]	The interest is accrued and not paid
[2]	The interest is accrued and not paid
[3]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.